Trade and other payables (Tables)	6 Months Ended
Jun. 30, 2025
Trade and other payables
Summary of trade and other payables

Amounts falling due within one year:

	June 30,	December 31,
	2025	2024
	£ 000	£ 000
Trade payables	7,750	5,444
Accrued expenses	6,708	7,354
Amounts due to related parties	—	1,900
Social security and other taxes	1,112	879
Outstanding defined contribution pension costs	375	8
	15,945	15,585

Amounts falling due after more than one year:

	June 30,	December 31,
	2025	2024
	£ 000	£ 000
Deferred fees and charges	3,649	3,991